Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt and Other Financing Arrangements

	(in thousands)
December 31,	2018	2017
Industrial revenue bonds due from 2020 to 2040*	$1,010,600	$1,010,600
Notes, 5.85%, due 2018	—	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 4.0%, due 2023	500,000	500,000
Notes, 3.95%, due 2028	500,000	—
Notes, 6.40%, due 2037	650,000	650,000
Notes, 5.20%, due 2043	500,000	500,000
Notes, 4.40%, due 2048	500,000	—

Total long-term debt	4,260,600	3,760,600
Less debt issuance costs	27,324	18,358

Total amounts outstanding	4,233,276	3,742,242
Less current maturities	—	500,000

Total long-term debt due after one year	$4,233,276	$3,242,242

*	The industrial revenue bonds had variable rates ranging from 1.88% to 2.03% at December 31, 2018 and 1.65% to 1.92% at December 31, 2017, respectively.